Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$36,503,878,140

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			30,176,486,042		A (i)	32,800,528,306
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	30,176,486,042
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			354,865,721
Total: A + B + C + D + E - F			29,821,620,321

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			24,987,786,402

A = lesser of (i) Present Value of outstanding loan balance of			32,808,817,745		A (i)	32,808,817,745
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	64,179,354,175
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			32,808,817,745

Intercompany Loan Balance

Guarantee Loan			27,441,341,345
Demand Loan			6,905,896,727
Total			34,347,238,072

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
September 28, 2017	N/A		N/A

Portfolio Flow of Funds

	28-Sep-17		31-Aug-17
Cash Inflows
Principal Receipts	595,353,830.14		798,347,299.16
Sale of Loans	651,191,705.03		688,850,818.15
Revenue Receipts	74,387,727.86		82,238,671.35
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(70,000,387.15)	(6)	(77,719,531.65)	(7)
Purchase of Loans	(44,703,614.24)		(49,924,549.70)
Intercompany Loan Repayment	(1,201,841,920.93)	(6)	(1,437,273,567.61)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(2,747.79)		(19.47)
Net Inflows/(Outflows)	4,384,592.92		4,519,120.23

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.6805%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on October 17th, 2017.

(7) This amount was paid out on September 18th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$33,978,898,332
Current Month Ending Balance(1)	$32,779,826,403
Number of Mortgage Loans in Pool	158,825
Average Loan Size	$206,390
Number of Primary Borrowers	139,558
Number of Properties	143,995

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	49.80%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.50%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	82.65%
Weighted Average Seasoning of Loans in the Portfolio	20.11	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.71%
Weighted Average Original Term of Loans in the Portfolio	54.34	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	34.22	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.75	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	158,720	99.93%	32,757,108,539	99.93%
30 to 59 Days Past Due	86	0.05%	19,673,796	0.06%
60 to 89 Days Past Due	19	0.01%	3,044,067	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,862	11.88%	4,549,976,337	13.88%
British Columbia	20,596	12.97%	5,759,420,133	17.57%
Manitoba	2,982	1.88%	418,735,275	1.28%
New Brunswick	4,114	2.59%	428,294,428	1.31%
Newfoundland	4,188	2.64%	620,609,399	1.89%
Northwest Territories	51	0.03%	10,327,753	0.03%
Nova Scotia	6,120	3.85%	805,464,047	2.46%
Nunavut	-	0.00%	-	0.00%
Ontario	78,962	49.72%	16,481,172,669	50.28%
Prince Edward Island	821	0.52%	91,575,922	0.28%
Quebec	17,004	10.71%	2,617,150,203	7.98%
Saskatchewan	4,831	3.04%	939,985,159	2.87%
Yukon	294	0.19%	57,115,079	0.17%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,760	1.11%	335,153,749	1.02%
599 or less	1,564	0.98%	300,690,182	0.92%
600 - 650	3,071	1.93%	639,617,292	1.95%
651 - 700	9,103	5.73%	2,034,610,670	6.21%
701 - 750	18,959	11.94%	4,201,462,966	12.82%
751 - 800	29,456	18.55%	6,511,093,078	19.86%
801 and Above	94,912	59.76%	18,757,198,466	57.22%
Total	158,825	100.00%	32,779,826,403	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	123,415	77.71%	24,059,685,376	73.40%
Variable	35,410	22.29%	8,720,141,026	26.60%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	122,962	77.42%	22,884,662,230	69.81%
Non-STEP	35,863	22.58%	9,895,164,173	30.19%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	8,089	5.09%	1,817,709,256	5.55%
Owner Occupied	150,736	94.91%	30,962,117,147	94.45%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	36,879	23.22%	8,009,756,351	24.44%
2.5000 - 2.9999	104,272	65.65%	21,529,698,208	65.68%
3.0000 - 3.4999	13,736	8.65%	2,618,740,539	7.99%
3.5000 - 3.9999	2,792	1.76%	447,674,616	1.37%
4.0000 - 4.4999	660	0.42%	105,012,433	0.32%
4.5000 - 4.9999	205	0.13%	28,002,395	0.09%
5.0000 - 5.4999	120	0.08%	11,460,303	0.03%
5.5000 and Above	161	0.10%	29,481,559	0.09%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,581	12.33%	1,593,572,798	4.86%
20.01-25.00	8,188	5.16%	1,166,652,774	3.56%
25.01-30.00	9,372	5.90%	1,603,302,109	4.89%
30.01-35.00	10,744	6.76%	2,137,011,594	6.52%
35.01-40.00	12,368	7.79%	2,694,355,832	8.22%
40.01-45.00	13,672	8.61%	3,071,204,059	9.37%
45.01-50.00	14,707	9.26%	3,401,425,260	10.38%
50.01-55.00	16,050	10.11%	3,846,147,133	11.73%
55.01-60.00	15,624	9.84%	3,798,605,887	11.59%
60.01-65.00	12,996	8.18%	3,153,491,505	9.62%
65.01-70.00	8,351	5.26%	1,998,879,250	6.10%
70.01-75.00	8,765	5.52%	2,175,156,059	6.64%
75.01-80.00	7,168	4.51%	1,873,564,171	5.72%
80.01 and Above	1,239	0.78%	266,457,971	0.81%
Total	158,825	100.00%	32,779,826,403	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,145	12.68%	3,620,996,082	11.05%
12.00 - 23.99	24,583	15.48%	4,320,663,496	13.18%
24.00 - 35.99	39,161	24.66%	7,586,603,811	23.14%
36.00 - 41.99	18,270	11.50%	3,925,678,616	11.98%
42.00 - 47.99	27,981	17.62%	6,814,652,201	20.79%
48.00 - 53.99	21,270	13.39%	5,106,637,802	15.58%
54.00 - 59.99	6,082	3.83%	1,143,098,897	3.49%
60.00 - 65.99	750	0.47%	156,614,489	0.48%
66.00 - 71.99	353	0.22%	59,211,939	0.18%
72.00 and Above	230	0.14%	45,669,068	0.14%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	45,377	28.57%	2,678,396,694	8.17%
100,000 - 149,999	25,934	16.33%	3,243,541,031	9.89%
150,000 - 199,999	23,662	14.90%	4,123,246,581	12.58%
200,000 - 249,999	18,318	11.53%	4,106,609,654	12.53%
250,000 - 299,999	13,919	8.76%	3,810,045,582	11.62%
300,000 - 349,999	9,510	5.99%	3,075,140,547	9.38%
350,000 - 399,999	6,390	4.02%	2,386,838,905	7.28%
400,000 - 449,999	3,963	2.50%	1,679,108,331	5.12%
450,000 - 499,999	2,917	1.84%	1,382,452,624	4.22%
500,000 - 549,999	1,983	1.25%	1,039,367,822	3.17%
550,000 - 599,999	1,558	0.98%	893,474,976	2.73%
600,000 - 649,999	1,117	0.70%	696,596,671	2.13%
650,000 - 699,999	826	0.52%	556,137,461	1.70%
700,000 - 749,999	655	0.41%	474,702,185	1.45%
750,000 - 799,999	485	0.31%	375,558,641	1.15%
800,000 - 849,999	393	0.25%	323,942,576	0.99%
850,000 - 899,999	386	0.24%	336,886,132	1.03%
900,000 - 949,999	298	0.19%	275,614,721	0.84%
950,000 - 999,999	267	0.17%	259,227,930	0.79%
1,000,000 or Greater	867	0.55%	1,062,937,341	3.24%
Total	158,825	100.00%	32,779,826,403	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	25,574	16.10%	4,906,995,491	14.97%
Single Family	126,831	79.86%	26,342,288,583	80.36%
Multi Family	5,743	3.62%	1,395,726,146	4.26%
Other	677	0.43%	134,816,183	0.41%
Total	158,825	100.00%	32,779,826,403	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	74,771,686	55,982,374	74,940,813	90,430,490	107,532,418	138,540,763	183,635,407	239,134,381	346,670,215	492,130,676	534,895,782	807,918,424	1,175,198,816	228,194,092	4,549,976,337	13.88%
	Current and Less Than 30 Days Past Due	74,771,686	55,982,374	74,940,813	90,362,354	107,532,418	138,540,763	183,635,407	239,134,381	346,414,170	491,748,829	533,280,725	805,644,714	1,174,803,878	228,194,092	4,544,986,603	99.89%
	30 to 59 Days Past Due	-	-	-	68,136	-	-	-	-	256,045	381,847	1,615,057	2,273,710	394,938	-	4,989,734	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	362,484,797	257,788,762	335,566,364	446,490,755	566,792,124	677,131,502	696,609,491	718,264,544	570,575,180	450,390,035	349,107,286	249,218,396	69,719,970	9,280,925	5,759,420,133	17.57%
	Current and Less Than 30 Days Past Due	362,468,867	257,438,108	335,054,519	446,433,478	566,792,124	676,244,802	696,609,491	718,083,841	569,297,845	450,390,035	349,107,286	249,218,396	69,719,970	9,280,925	5,756,139,689	99.94%
	30 to 59 Days Past Due	15,930	350,654	511,845	57,277	-	740,780	-	180,703	691,982	-	-	-	-	-	2,549,170	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	145,921	-	-	585,353	-	-	-	-	-	731,274	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,211,808	7,676,810	9,705,635	12,112,328	15,771,006	22,026,016	29,620,604	36,175,867	44,897,139	51,667,934	59,998,220	71,382,970	48,617,914	871,024	418,735,275	1.28%
	Current and Less Than 30 Days Past Due	8,211,808	7,676,810	9,705,635	12,112,328	15,771,006	22,026,016	29,620,604	35,976,510	44,832,268	51,667,934	59,878,223	71,382,970	48,617,914	871,024	418,351,050	99.91%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	199,357	64,871	-	-	-	-	-	264,228	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	119,997	-	-	-	119,997	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,044,944	8,547,150	11,312,668	13,892,867	19,155,672	31,411,815	51,726,670	72,713,708	99,424,380	64,939,497	25,689,962	16,374,165	1,853,833	207,096	428,294,428	1.31%
	Current and Less Than 30 Days Past Due	11,044,944	8,547,150	11,281,494	13,892,867	19,155,672	31,411,815	51,726,670	72,498,226	99,221,074	64,939,497	25,689,962	16,374,165	1,853,833	207,096	427,844,467	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	215,482	203,306	-	-	-	-	-	418,788	0.10%
	60 to 89 Days Past Due	-	-	31,173	-	-	-	-	-	-	-	-	-	-	-	31,173	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	12,125,464	9,024,376	12,777,923	17,980,302	29,392,342	42,672,923	71,158,076	93,734,852	149,893,948	98,968,206	36,970,605	31,389,217	12,375,836	2,145,330	620,609,399	1.89%
	Current and Less Than 30 Days Past Due	12,125,464	9,024,376	12,777,923	17,980,302	29,392,342	42,672,923	70,791,640	93,446,824	149,653,057	98,968,206	36,970,605	31,389,217	12,375,836	2,145,330	619,714,043	99.86%
	30 to 59 Days Past Due	-	-	-	-	-	-	366,436	288,028	-	-	-	-	-	-	654,464	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	240,891	-	-	-	-	-	240,891	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	538,493	-	539,678	156,159	224,954	655,469	1,438,427	1,595,432	2,531,728	1,708,117	794,352	144,946	-	-	10,327,753	0.03%
	Current and Less Than 30 Days Past Due	538,493	-	539,678	156,159	224,954	655,469	1,438,427	1,595,432	2,531,728	1,708,117	794,352	144,946	-	-	10,327,753	100.00%
\	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,270,058	15,855,532	21,503,517	28,437,318	36,975,433	53,223,848	80,654,828	112,843,526	190,996,214	114,596,529	65,010,352	54,031,581	8,366,894	698,418	805,464,047	2.46%
	Current and Less Than 30 Days Past Due	22,222,893	15,855,532	21,503,517	28,437,318	36,910,114	53,223,848	80,593,786	112,403,685	190,996,214	114,596,529	65,010,352	54,031,581	8,366,894	698,418	804,850,679	99.92%
	30 to 59 Days Past Due	47,165	-	-	-	65,320	-	61,042	439,841	-	-	-	-	-	-	613,368	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,014,185,480	748,228,794	1,052,993,620	1,419,435,852	1,771,274,785	1,911,155,628	2,027,906,185	2,208,578,458	1,882,541,567	1,374,804,961	480,603,808	358,983,944	217,009,751	13,469,834	16,481,172,669	50.28%
	Current and Less Than 30 Days Past Due	1,013,849,244	747,908,126	1,052,613,141	1,418,982,350	1,770,798,333	1,909,630,194	2,027,232,613	2,207,437,064	1,881,848,270	1,373,993,105	480,483,065	358,983,944	217,009,751	13,469,834	16,474,239,034	99.96%
	30 to 59 Days Past Due	336,236	320,668	346,769	182,227	356,723	1,525,434	296,109	1,141,395	428,478	811,856	120,744	-	-	-	5,866,638	0.04%
	60 to 89 Days Past Due	-	-	33,711	271,275	119,730	-	377,463	-	264,819	-	-	-	-	-	1,066,998	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,154,622	2,039,119	1,849,326	3,380,407	3,480,622	7,573,967	10,021,544	15,663,293	24,792,999	11,265,725	5,216,518	3,137,779	-	-	91,575,922	0.28%
	Current and Less Than 30 Days Past Due	3,154,622	2,039,119	1,849,326	3,380,407	3,480,622	7,573,967	9,970,786	15,663,293	24,792,999	11,265,725	5,216,518	3,137,779	-	-	91,525,164	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	50,757	-	-	-	-	-	-	-	50,757	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	63,130,173	44,529,504	60,780,058	76,460,521	98,909,249	119,503,666	149,997,311	206,144,215	247,527,540	302,077,874	364,813,882	535,771,016	336,933,444	10,571,749	2,617,150,203	7.98%
	Current and Less Than 30 Days Past Due	63,106,606	44,529,504	60,713,885	76,222,121	98,851,381	119,503,666	149,812,631	206,078,021	247,421,964	302,077,874	363,787,941	534,309,097	336,618,094	10,571,749	2,613,604,533	99.86%
	30 to 59 Days Past Due	-	-	66,173	238,400	57,868	-	87,394	66,195	105,576	-	785,013	1,232,758	315,350	-	2,954,725	0.11%
	60 to 89 Days Past Due	23,567	-	-	-	-	-	97,287	-	-	-	240,928	229,162	-	-	590,945	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,294,196	15,647,281	18,584,496	25,549,828	41,633,666	62,475,923	90,937,238	130,473,601	229,108,400	186,024,325	72,080,335	44,347,297	3,268,145	560,426	939,985,159	2.87%
	Current and Less Than 30 Days Past Due	19,294,196	15,647,281	18,584,496	25,386,622	41,594,636	62,475,923	90,937,238	130,119,236	229,108,400	185,571,855	72,080,335	44,087,138	3,268,145	560,426	938,715,930	99.86%
	30 to 59 Days Past Due	-	-	-	163,206	39,030	-	-	216,416	-	327,629	-	260,159	-	-	1,006,440	0.11%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	137,948	-	124,842	-	-	-	-	262,790	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,361,077	1,333,072	2,748,011	2,684,766	3,213,562	4,832,539	7,719,480	10,825,255	9,646,577	4,917,627	3,698,147	2,456,324	219,568	459,075	57,115,079	0.17%
	Current and Less Than 30 Days Past Due	2,361,077	1,333,072	2,748,011	2,684,766	3,213,562	4,832,539	7,719,480	10,519,770	9,646,577	4,917,627	3,698,147	2,456,324	219,568	459,075	56,809,593	99.47%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	305,485	-	-	-	-	-	-	305,485	0.53%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,593,572,798	1,166,652,774	1,603,302,109	2,137,011,594	2,694,355,832	3,071,204,059	3,401,425,260	3,846,147,133	3,798,605,887	3,153,491,505	1,998,879,250	2,175,156,059	1,873,564,171	266,457,971	32,779,826,403	100.00%
	Current and Less Than 30 Days Past Due	1,593,149,900	1,165,981,452	1,602,312,439	2,136,031,073	2,693,717,163	3,068,791,925	3,400,088,772	3,842,956,282	3,795,764,567	3,151,845,332	1,995,997,511	2,171,160,270	1,872,853,883	266,457,971	32,757,108,539	99.93%
	30 to 59 Days Past Due	399,331	671,321	924,787	709,246	518,939	2,266,214	861,738	3,052,902	1,750,257	1,521,332	2,520,814	3,766,628	710,288	-	19,673,796	0.06%
	60 to 89 Days Past Due	23,567	-	64,884	271,275	119,730	145,921	474,751	137,948	1,091,063	124,842	360,925	229,162	-	-	3,044,067	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/28/2017
Distribution Date:	10/13/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	23,776,108	20,293,236	26,495,340	33,081,146	34,693,613	42,167,051	34,105,623	29,086,910	23,222,441	23,402,511	16,777,891	20,707,963	6,657,239	686,675	335,153,749	1.02%
<=599	5,064,588	3,984,704	12,362,961	16,049,472	30,813,927	36,905,080	41,892,145	36,159,876	25,306,569	34,514,112	23,885,297	19,860,732	12,572,854	1,317,865	300,690,182	0.92%
600-650	15,141,825	14,420,895	17,703,610	38,133,133	62,231,132	66,650,678	72,080,412	77,923,613	67,532,339	68,624,018	53,668,689	44,063,631	37,325,377	4,117,940	639,617,292	1.95%
651-700	47,780,423	40,047,421	67,718,527	116,426,644	172,268,849	199,131,170	211,008,902	251,328,602	243,802,654	228,222,412	148,793,603	144,762,195	143,971,540	19,347,728	2,034,610,670	6.21%
701-750	114,216,624	106,671,174	139,718,239	216,830,542	315,228,287	372,956,569	437,235,174	530,507,591	550,645,168	435,992,481	288,664,453	348,930,436	308,017,974	35,848,254	4,201,462,966	12.82%
751-800	215,450,350	166,331,648	252,643,534	372,206,828	480,326,376	608,020,500	668,549,099	802,510,567	846,590,009	689,739,253	427,420,059	480,915,159	439,852,333	60,537,364	6,511,093,078	19.86%
>800	1,172,142,879	814,903,695	1,086,659,898	1,344,283,831	1,598,793,648	1,745,373,013	1,936,553,905	2,118,629,974	2,041,506,706	1,672,996,718	1,039,669,259	1,115,915,942	925,166,854	144,602,146	18,757,198,466	57.22%
Total	1,593,572,798	1,166,652,774	1,603,302,109	2,137,011,594	2,694,355,832	3,071,204,059	3,401,425,260	3,846,147,133	3,798,605,887	3,153,491,505	1,998,879,250	2,175,156,059	1,873,564,171	266,457,971	32,779,826,403	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.